INVENTORY (Tables)	12 Months Ended
Feb. 29, 2016
INVENTORY
Schedule of Inventory

        Inventory is comprised of the following:

	February 29, 2016	February 28, 2015
Raw materials	2,389	7,469
Work in progress	614	577
Finished goods	16,986	13,709

Total production inventory	19,989	21,755

Inventory held for customer service/warranty	2,713	2,539

Total inventory	22,702	24,294